ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jul. 31, 2025	Mar. 31, 2022	Dec. 31, 2018
Notes and other explanatory information [abstract]
Accumulated deficit	$ 142,523,180	$ 143,024,972	$ 142,523,180				$ 109,000,000
Net loss		4,706,292	16,825,461	$ 13,271,685
Net cash used in operating activities		1,810,931	9,490,537	7,695,242
Cash and cash equivalents	826,848	$ 1,560,902	$ 826,848	$ 4,045,381	$ 4,600,000	$ 2,700,724
Initial public offering	2,500,000
Private placement	$ 2,700,000